Offerings	May 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Senior Notes due 2031
Amount Registered | shares	550,000,000
Maximum Aggregate Offering Price	$ 549,972,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 75,951.20
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-295479) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Senior Notes due 2033
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 399,388,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,155.48
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-295479) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2036
Amount Registered | shares	550,000,000
Maximum Aggregate Offering Price	$ 549,994,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 75,954.24
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-295479) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.